Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Trade accounts receivable	$ 1,058	$ 1,015
Allowance for doubtful accounts	(9)	(10)
Total	$ 1,049	$ 1,005